Financial Instruments - Summary of Changes in the Balances of Loss Allowances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 3,135	¥ 3,212
Provision	997	346
Write-off	(92)	(32)
Reversal	(2,895)	(400)
Currency exchange differences	(5)	9
Balance at end of year	1,140	3,135
12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20	6
Provision	1	17
Reversal	(6)	(3)
Currency exchange differences		0
Balance at end of year	15	20
Financial assets that are credit-impaired at the reporting date [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,722	2,909
Provision	832	30
Write-off	(65)	(1)
Reversal	(2,647)	(215)
Currency exchange differences		(1)
Balance at end of year	842	2,722
Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to a lifetime expected credit loss [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	393	297
Provision	164	299
Write-off	(27)	(31)
Reversal	(242)	(182)
Currency exchange differences	(5)	10
Balance at end of year	¥ 283	¥ 393